PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 55,872	$ 45,708
Less: Accumulated depreciation	36,938	34,184
Depreciated cost	18,934	11,524
Depreciation expenses	2,753	2,069	$ 1,859
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	11,112	6,232
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	41,378	36,299
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	334	334
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,789	1,646
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,259	$ 1,197